Trade Receivables, Other Receivables and Prepayments (Tables)	12 Months Ended
Mar. 31, 2025
Trade Receivables, Other Receivables and Prepayments [Abstract]
Schedule of Trade and Other Receivables
	As at March 31, 2025	As at March 31, 2024
Trade receivables	$4,655,951	$3,698,757
Allowance for expected credit losses	-	-
Total	$4,655,951	$3,698,757

Schedule of the Aging Analysis of Trade Receivables

The aging analysis of trade receivables is as follows:

	As at March 31, 2025	As at March 31, 2024
Less than 90 days	$2,589,404	$2,504,389
90-180 days	1,408,516	992,290
180-365 days	658,031	195,601
>365 days	-	6,477
Total	$4,655,951	$3,698,757

Schedule of Breakdown of Other Receivable and Prepayments

The breakdown of other receivable and prepayments is as follows:

	As at March 31, 2025	As at March 31, 2024
Prepayments	$163,366	$85,616
Shares issued in advance for services *	-	914,858
Deposits	284,546	261,877
Total	$447,912	$1,262,351

*	Shares issued in advance for services represents the shares issued to 3 parties for the services in connection with IPO of the Company. Note 27 gives a detail of how to determine the value of the asset.